ADVANCED SERIES TRUST

AST Large-Cap Growth Portfolio

Supplement dated December 4, 2024 to the

Currently Effective Statement of Additional Information

This supplement should be read in conjunction with the currently effective statement of additional information (the SAI) for the Advanced Series Trust (the Trust) relating to the AST Large-Cap Growth Portfolio (the Portfolio), and should be retained for future reference. The Portfolio discussed in this supplement may not be available under your variable contract. For more information about the portfolio available under your variable contract, please refer to your contract prospectus. Defined terms herein that are not otherwise defined shall have the meanings given to them in the SAI.

New Subadvisory Arrangements, Investment Strategy and Management Fee Changes

The Board of Trustees of the Trust (the Board) recently approved: (i) replacing Massachusetts Financial Services Company (MFS) with J.P. Morgan Investment Management Inc. (J.P. Morgan) and Putnam Investment Management LLC (Putnam) to serve as subadvisers to the Portfolio alongside ClearBridge Investments, LLC (ClearBridge), Jennison Associates LLC and T. Rowe Price Associates, Inc.; (ii) revising the investment strategy of the Portfolio; and (iii) a reduction in management fees. These changes are expected to become effective on or about December 16, 2024.

To reflect the changes described above, the SAI is hereby revised as follows, effective December 16, 2024:

I.All references and information pertaining to MFS is hereby removed from the SAI.

II.The table in Part I of the SAI entitled “Management Fee Rates” is hereby revised by replacing the information pertaining to the Portfolio with the information set forth below:

Management Fee Rates

Portfolio	Contractual Fee Rate
AST Large-Cap Growth Portfolio	Effective December 16, 2024:
0.5975% of average daily net assets to $10 billion;
0.5925% over $10 billion of average daily net assets
Prior to December 16, 2024:
0.7325% of average daily net assets to $300 million;
0.7225% on next $200 million of average daily net assets;
0.7125% on next $250 million of average daily net assets;
0.7025% on next $250 million of average daily net assets;
0.6525% on next $2.25 billion of average daily net assets;
0.6425% on next $2.75 billion of average daily net assets;
0.6125% on next $4 billion of average daily net assets;
0.5925% over $10 billion of average daily net assets

151SAISUP1

III.The table in Part I of the SAI entitled “Portfolio Subadvisers and Fee Rates” is hereby revised by replacing the information pertaining to the Portfolio with the information set forth below:

Portfolio Subadvisers and Fee Rates

Portfolio	Subadviser(s)	Fee Rate*
AST Large-Cap Growth Portfolio	ClearBridge Investments, LLC	0.240% of average daily net assets

	Jennison Associates LLC	0.230% of average daily net assets on all assets

	J.P. Morgan Investment	0.240% of average daily net assets
Management Inc.

	Putnam Investment Management,	0.240% of average daily net assets
LLC

	T. Rowe Price Associates, Inc.	Portfolio average daily net assets up to $100
million:
0.500% of average daily net assets to $50
million;
0.400% of average daily net assets over $50
million
Portfolio average daily net assets over $100
million and up to $200 million:
0.400% of average daily net assets on all assets
up to $200 million
Portfolio average daily net assets over $200
million and up to $500 million:
0.330% of average daily net assets on all assets
up to $500 million
Portfolio average daily net assets over $500
million and up to $1 billion:
0.325% of average daily net assets on all assets
up to $1 billion
Portfolio average daily net assets over $1 billion
and up to $2 billion:
0.300% of average daily net assets on all assets
up to $1 billion;
0.290% of average daily net assets over $1
billion and up to $2 billion
Portfolio average daily net assets over $2
billion:
0.290% of average daily net assets on all assets
up to $3 billion;
0.275% of average daily net assets on all assets
above $3 billion

IV. The table in Part I of the SAI entitled “ADDITIONAL INFORMATION ABOUT THE PORTFOLIO MANAGERS—

Other Accounts and Portfolio Ownership” is hereby revised by replacing the information pertaining to the Portfolio with the information set forth below:

Adviser/Subadviser	Portfolio	Registered	Other Pooled	Other Accounts*	Ownership
	Managers	Investment	Investment		of
		Companies	Vehicles		Portfolio
Securities
PGIM Investments	Rick T.	12/$20,649,591,217	0/$0	0/$0	None
LLC	Babich
	Jeffrey	12/$20,649,591,217	0/$0	0/$0	None
Peasley
ClearBridge	Peter	9/$15,607,359,914	4/$3,806,417,736	95,378/$35,488,063,591	None
Investments, LLC	Bourbeau**
	Margaret	9/$15,607,359,914	4/$3,806,417,736	95,378/$35,488,063,591	None
Vitrano
Jennison Associates	Blair A.	14/$67,917,453,816	10/$18,234,880,234	36/$12,455,529,308	None
LLC	Boyer	1/$13,567,852,349
	Michael A.	7/$18,787,625,604	6/$5,161,559,373	3/$554,472,718	None
Del Balso
	Natasha	13/$54,349,601,467	10/$18,047,425,220	25/$2,963,474,916	None
Kuhlkin,
CFA
	Kathleen A.	14/$67,917,453,816	10/$18,787,126,991	11/$2,022,303,910	None
	McCarragher	1/$13,567,852,349
J.P. Morgan	Wonseok	16/$7,829,474	1/$187,325	4/1,074,992	None
Investment	Choi
Management Inc.	Ellen Sun	0/$0	0/$0	0/$0	None
	Grace Liu	2/$1,815,263	0/$0	0/$0	None
Putnam Investment	Richard	11/$13,645,900,000	7/$3,305,400,000	4/$3,952,100,000	None
Management, LLC	Bodzy	1/$11,028,900,000
	Greg	11/$13,645,900,000	7/$3,305,400,000	4/$3,952,100,000	None
	McCullough,	1/$11,028,900,000
CFA.
T. Rowe Price	Taymour R.	7/$27,794,703,330	66/$35,995,314,700	13/$6,463,456,933
Associates, Inc.	Tamaddon

*Information as of August 31, 2024

**Effective December 31, 2024, Peter Bourbeau, Managing Director and Portfolio Manager, will retire from ClearBridge and will no longer serve as a portfolio manager to the Portfolio.

THIS SUPPLEMENT SHOULD BE READ AND RETAINED FOR FUTURE REFERENCE.